Commitments (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Y	Sep. 30, 2013 Y
Commitments 1		9,149,479
Commitments 2		200,000
Commitments 3		$ 3.50
Commitments 4		1.50
Commitments 5		80,200
Commitments 6		0.11%
Commitments 7		1
Commitments 8		79.46%
Commitments 9		0.00%
Commitments 10		3,000,000
Commitments 11		10.00%
Commitments 12		4
Commitments 13		25.00%
Commitments 14		1
Commitments 15		10.00%
Commitments 16		110.00%
Commitments 17		4,000,000
Commitments 18		18,600
Commitments 19		0.31%
Commitments 20		2
Commitments 21		84.74%
Commitments 22		0.00%
Commitments 23		18,600
Commitments 24		100,000
Commitments 25		740,000
Commitments 26		0
Commitments 27		0
Commitments 28		267,000
Commitments 29		6,500
Commitments 30		90,000
Commitments 31		90,000
Commitments 32		90,000
Commitments 33		1,002,500
Commitments 34		0
Commitments 35		150,000
Commitments 36		0
Commitments 37		163,415
Commitments 38		1,100,000
Commitments 39		33,493
Commitments 40		0
Commitments 1	6,448,966
Commitments 2	$ 0.75
Commitments 3	3,000,000
Commitments 4	10.00%
Commitments 5	4
Commitments 6	25.00%
Commitments 7	1
Commitments 8	10.00%
Commitments 9	110.00%
Commitments 10	4,000,000
Commitments 11	18,600
Commitments 12	0.31%
Commitments 13	2
Commitments 14	84.74%
Commitments 15	0.00%
Commitments 16	0
Commitments 17	0
Commitments 18	0
Commitments 19	267,000
Commitments 20	0
Commitments 21	90,000
Commitments 22	90,000
Commitments 23	90,000
Commitments 24	0
Commitments 25	0
Commitments 26	500,000
Commitments 27	0
Commitments 28	0
Commitments 29	$ 0